Income Taxes	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
INCOME TAXES

NOTE 9 - INCOME TAXES

The components of the provision for federal income taxes are as follows:

	Years Ended December 31,
	2015	2014	2013
	(In Thousands)
Current	$2,019	$2,657	$2,566

Deferred	(387)	(51)	140
	$1,632	$2,606	$2,706

Deferred income taxes reflect temporary differences in the recognition of revenue and expenses for tax reporting and financial statement purposes, principally because certain items, such as, the allowance for loan losses and loan fees are recognized in different periods for financial reporting and tax return purposes. A valuation allowance has not been established for deferred tax assets. Realization of the deferred tax assets is dependent on generating sufficient taxable income. Although realization is not assured, management believes it is more likely than not that all of the deferred tax asset will be realized. Deferred tax assets are recorded in other assets.

Income tax expense of the Company is less than the amounts computed by applying statutory federal income tax rates to income before income taxes because of the following:

	Percentage of Income
	before Income Taxes
	Years Ended December 31,
	2015	2014	2013
Tax at statutory rates	34.0%	34.0%	34.0%
Tax exempt interest income, net of interest expense disallowance	(11.3)	(7.7)	(6.7)
Incentive stock options	0.3	0.4	0.4
Earnings and proceeds on life insurance	(1.8)	(1.5)	(3.7)
Other	0.4	0.2	0.2

	21.6%	25.4%	24.2%

The net deferred tax asset included in other assets in the accompanying Consolidated Balance Sheets includes the following amounts of deferred tax assets and liabilities:

	2015	2014
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$2,481	$1,997
Deferred compensation	485	491
Purchase price adjustment	884	999
Other	182	201
Foreclosed real estate valuation allowance	305	280
Total Deferred Tax Assets	4,337	3,968

Deferred tax liabilities:
Premises and equipment	245	265
Deferred loan fees	172	170
Net unrealized gains on securities	251	248

Total Deferred Tax Liabilities	668	683

Net Deferred Tax Asset	$3,669	$3,285

The Company’s federal and state income tax returns for taxable years through 2011 have been closed for purposes of examination by the Internal Revenue Service and the Pennsylvania Department of Revenue.